General Information	12 Months Ended
Dec. 31, 2025
General Information
General Information

Note 1 General Information

A)	Company information

Compañía Cervecerías Unidas S.A. (hereinafter also “CCU”, “the Company” or “the Parent Company”) was incorporated in Chile as an open stock company, and is registered in the Securities Registry of the Comisión para el Mercado Financiero (CMF) under Nº 0007, and consequently, the Company is overseen by the CMF. The Company’s shares are traded in Chile on the Santiago Stock Exchange and Electronic Stock Exchange. The Company is also registered with the United States of America Securities and Exchange Commission (SEC) and its American Depositary Shares (ADS)’s are traded in the New York Stock Exchange (NYSE). There was an amendment to the Deposit Agreement dated December 3, 2012, between the Company, JP Morgan Chase Bank, NA and all holders of ADRs, whereby there was a change in the ADS ratio from 5 common shares for each ADS to 2 common shares for each AgDS, effective as of December 20, 2012.

Compañía Cervecerías Unidas S.A. is a diversified beverage company, with operations mainly in Chile, Argentina, Uruguay, Paraguay, Colombia and Bolivia. CCU is the largest Chilean brewer, the second largest brewer in Argentina, the second largest producer of soft drinks in Chile, the second largest producer of wines in Chile, the largest producer of bottled water, nectars, sports drinks and iced tea in Chile and one of the largest producers of pisco in Chile. It also participates in the Home and Office Delivery ("HOD") business, a home delivery business of purified water in bottles through the use of dispensers; in the rum industry, other liquors, recently in ciders in Chile. It participates in the cider, liquor and wine industry in Argentina. It also participates in the mineral water, soft drinks, water, nectars and beer distribution industry in Argentina, Uruguay, Paraguay, Colombia and Bolivia.

Compañía Cervecerías Unidas S.A. is under the control of Inversiones y Rentas S.A. (IRSA), which is the direct and indirect owner of 65.87% of the Company’s shares. IRSA is currently a joint venture between Quiñenco S.A. and Heineken Chile SpA., a company controlled by Heineken International B.V., each with a 50% equity participation.

The Company’s address and main office is located in Santiago, Chile, at Avenida Vitacura Nº 2670, Las Condes district and its tax identification number (Rut) is 90,413,000-1.

As of December 31, 2025, the Company had a total 9,455 employees detailed as follows:

	Number of employes
	Parent company	Consolidated
Senior Executives	9	14
Managers and Deputy Managers	95	555
Others workers	340	8,886
Total	444	9,455

The Consolidated Financial Statements include: Statement of Financial Position, Statement of Income, Statement of Comprehensive Income, Statement of Changes in Equity, Statement of Cash Flows (direct method), and the Accompanying Notes with disclosures.

In the accompanying Statement of Financial Position, assets and liabilities that are classified as current, are those with maturities equal to or less than twelve months, and those classified as non-current, are those with maturities greater than twelve months. In turn, in the Consolidated Statement of Income, expenses are classified by function, and the nature of depreciation and personnel expenses is identified in footnotes. The Consolidated Statement of Cash Flows is presented using the direct method.

The figures of the Consolidated Statement of Financial Position and respective explanatory notes are presented compared with balances as of December 31, 2024 and the Consolidated Statement of Changes in Shareholders' Equity, Consolidated Statement of Income by Function, Consolidated Statement of Comprehensive Income, Consolidated Statement of Cash Flows and respective explanatory notes are presented compared with balances as of December 31, 2024 and 2023.

These Consolidated Financial Statements are presented in thousands of Chilean pesos (ThCh$) and have been prepared from the accounting records of Compañía Cervecerías Unidas S.A. and its subsidiaries. All amounts have been rounded to thousand Chilean pesos, except when otherwise indicated.

The Company’s functional currency and presentation currency is the Chilean peso. Certain subsidiaries have a functional currency other than Chilean pesos. Certain subsidiaries in Chile use the US Dollar as their functional currency. Subsidiaries in the United States, Argentina, Uruguay, Paraguay, Bolivia, United Kingdom and China use the US Dollar, Argentine peso, Uruguayan Peso, Paraguayan guaraní, Bolivian, Sterling Pound and Yuan, respectively as their functional currency.

The functional currency of joint venture in Colombia and of associates in Argentine and Perú, is the Colombian peso, Argentine peso and the Peruvian Sol, respectively. However for consolidated purposes, they presents its consolidated financial statements in Chilean pesos.

Subsidiaries whose functional currencies are not the Chilean peso and are not a currency from a country which economy has been classified as hyperinflationary, have converted their financial statement from their functional currency to the Group’s presentation currency, which is the Chilean peso. The following exchange rates have been used: for the Consolidated Statement of Financial Position and the Consolidated Statement of Changes in Equity, net at the year-end exchange rate, and for the Consolidated Statements of Income, Consolidated Statements of Comprehensive Income and the Consolidated Statement of Cash Flows at the transaction date exchange rate or at the average monthly exchange rate, as appropriate. For consolidation purposes, the assets and liabilities of subsidiaries whose functional currency is different from the Chilean peso, are translated into Chilean pesos using the exchange rates prevailing at the closing date of the Consolidated Financial Statements while the Gains (losses) on exchange differences caused by the conversion of assets and liabilities are recorded in the Conversion Reserves account under Other equity reserves. Income, costs and expenses are translated at the average monthly exchange rate for the respective periods. (See Note 2 - Summary of material accounting policies, (2.4)).

B)	Brands and licensing

In Chile, its portfolio of brands in the beer category consists of its own CCU brands, international licensing brands, and distribution of Craft brands. CCU’s own brands correspond to national products produced, marketed, and distributed by Cervecera CCU Chile Ltda. which include the following brands among others; Cristal, Escudo, Royal Guard, Morenita, Dorada, Andes, Bavaria, and Stones. The international licensing brands are mostly produced while others are imported. All are marketed and distributed by Cervecera CCU including among others, Heineken, Sol and Coors brands. The Craft brands of beers (Austral, Polar Imperial, Patagonia, Kunstmann, Guayacán, D´olbek, Mahina and Volcanes del Sur) are created and mostly produced in their original breweries and in partnership with Cervecera CCU marketed and distributed by the Company.

In the Chile operating segment, in the non-alcoholic beverage’s category, CCU has the Bilz, Pap, Kem, Kem Xtreme, Nobis, Pop, Cachantun and Porvenir brands. In the HOD category, CCU has the Manantial brand. The Company, directly or through its subsidiaries, has licensing agreements with Pepsi, 7up, H2OH!, Gatorlit, Gatorade, Adrenaline Red, Lipton Ice Tea, Crush, Canada Dry Limón Soda, Canada Dry Ginger Ale, Canada Dry Agua Tónica, Nestlé Pura Vida, Watt’s, Watt´s Selección and Frugo. In Chile, CCU is the exclusive distributor of the Red Bull energy drink, Rockstar and Perrier water, and in the ready to drink categorie its the exclusive distributor in Chile of Nescafé and Starbucks. Through a joint venture it also has its own brands, Sprim and a license for the Vivo and Caricia brands.

Additionally, in the Chile operating segment, in the pisco and cocktails categories, through its subsidiary Compañía Pisquera de Chile S.A. (“CPCh”), CCU owns the Mistral, Tres Erres, Campanario, Horcón Quemado, Control Valle del Encanto, Espíritu de los Andes, La Serena, Mistral Ice, Iceberg, Tres Erres Ice, Sierra Morena Ice, Kantal RTD, Campanario Sour, Ruta Cocktail, Sabor Andino Sour and Horcón Quemado Sour, brands, together with the respective line extensions, as applicable. In the rum category, the Company owns the Sierra Morena (and their extensions) and Cabo Viejo brands. In the liquor category, the Company has the Kantal, Fehrenberg, Barsol and Puklaro brands and is the exclusive distributor in Chile of Pernod Ricard brands in the traditional channel and exclusive distributor in Chile of Fratelli Branca brands for all channels. Finally, in the sidra category, CPCh distributes the brand Sidra 1888. On January 2023, CPCh materialized the acquisition of D&D SpA., adding La Pizka to its portfolio of brands.

On August 8th 2019, CCU announced that its subsidiary Compañía Pisquera de Chile S.A. (“CPCh”) acting through out Inversiones Internacionales SpA. and International Spirits Investments USA LLC, have communicated to LDLM Investment LLC their decision to initiate the sell of its whole participation in Americas Distilling Investment LLC (“ADI”) which amount to 40%. ADI is the owner of the Peruvian Company Bodega San Isidro S.R.L. and the Barsol brand. That sales process initiated by CPCh did not take place, because the terms and conditions described in the offers presented by the interested parties were not feasible or satisfactory.

In Argentina, CCU produces beer in its plants located in Salta, Santa Fe and Luján. Its main brands are Schneider, Imperial, Palermo, Santa Fé, Salta, Córdoba, Isenbeck, Norte and Iguana. At the same time, it is the holder of exclusive license for the production and marketing of Miller Genuine Draft, Heineken, Amstel, Sol, Warsteiner, Grolsch and Blue Moon. CCU also imports Kunstmann brand, and exports beer to different countries, mainly under the Schneider, Heineken and Imperial brands. Besides, participates in the cider business, marketing the leading market brands “Sidra Real”, “La Victoria” and “1888” in addition to the Pehuenia brand. Also participates in the spirits business, which are market under El Abuelo brand, in addition to importing pisco from Chile. Its wine portfolio include the sale and distribution of the Eugenio Bustos and La Celia brands and since June 2019 has incorporated to its wine portfolio Colón, Graffina and Santa Silvia brands belonging to Finca La Celia (subsidiary in Argentina of the Chilean subsidiary Viña San Pedro de Tarapacá S.A. (“VSPT”)). In 2025 added to its portfolio on the isotonic category the brand Full Sport.

With the acquisition of the shareholdings in Aguas de Origen S.A. and Aguas Danone de Argentina S.A., during 2022, CCU entered the spring water, mineral water and saborized water business, participating with the brands Villavicencio, Villa del Sur, Levité, Ser and Brío.

In the Wine Operating Segment, CCU through its subsidiary VSPT has an extensive portfolio of wine brands produced across the eight wineries that are part of the group. Among them are: Altaïr, Cabo de Hornos, Sideral, 1865, Castillo de Molina, Epica, Gato (in domestic market) and GatoNegro (in export market) from Viña San Pedro, the Reserva and Gran Reserva lines of Viña Tarapacá and its Blue and Black labels; Viña Leyda in its Reserva, Single Vineyard and Lot series; Misiones de Rengo Varietal, Reserva, Cuvée, Gran Reserva Black, Mision, and its Sparkling line; in addition to Alpaca, Reservado and Siglo de Oro Reserva de Viña Santa Helena; and in the sparkling category, Viñamar in its expressions Traditional Method, Extra Brut, Rosé, Moscato, Brut, Unique Brut, Unique Moscato, ICE and Zero Dealcoholized; the Donnaluna brand in the category of cockail wine, and, finally, Manquehuito in the coolers category. In Argentina, the brands La Celia, Graffigna, Colón and Colón Selecto.

In Uruguay, the Company participates in the mineral water business with the Nativa and Nix brands, soft drinks with the Nix brand and nectars with Watt's brand, in isotonic drinks with the FullSport brands. Addicionally it sells imported beer under the Heineken, Schneider, Imperial, Escudo Silver, Kuntsmann, Miller, and Amstel. In the wines and sidra category, it participates with the brands Misiones de Rengo, Eugenio Bustos and La Celia brand, Sidra Real and 1888, all of them imported.

In Paraguay, the Company participates in the non-alcoholic and alcoholic drinks business. Its portfolio of non-alcoholic brands consists of Pulp, Watt's, Puro Sol, La Fuente and the FullSport isotonic drinks. These brands include our own licensed and imported brands. The Company in the alcoholic drinks business is the owner of Sajonia beer brand and imports Heineken, Amstel, Paulaner, Sol, Blue Moon, Schin and Kunstmann brands. In the wine category, it distributes the Misiones de Rengo and La Celia brands and in the category of piscos, distributes the Mistral brand. Since October 2024, as a result of the partnership agreement with the Vierci Group, CCU has a license to market and distribute Pepsico beverages and snacks under the Pepsi, Mirinda, 7Up, Split, Gatorade, Aquafina, Rockstar, Paso de los Toros, Quaker, Lays, Cheetos, Doritos, Tostitos and Fandango brands, in addition to the distribution of Red Bull.

In Bolivia, CCU participates in the non-alcoholic and alcoholic beverages business through its subsidiary Bebidas Bolivianas BBO S.A. (“BBO”). Within the portfolio of non-alcoholic beverages, BBO has the Mendocina, Sinalco, Real and De la Sierra. These brands include their own and licensed brands. On the other hand, the alcoholic beverages include Real, Capital, Cordillera, Uyuni, Amstel and Schneider brands. Aditionally, BBO markets the imported beer Heineken brands.

In Colombia, CCU participates in the beer business through its joint venture Central Cervecera de Colombia S.A.S. ("CCC"). CCC holds exclusive licensing agreements for the import, distribution and production of Heineken beer in Colombia since December 2014. In December 2015, the assets of the craft beer company "Artesanos de Cerverza" was acquired with its brand "Tres Cordilleras". From April 2016, the Tecate and Sol brands were incorporated, with a licensing agreement to brew and/or market these brands. In November 2019, the Miller Lite brand was incorporated. In February 2019, the local brand Andina was launched. Since 2019, local production of the Tecate brand and the launch of Natu Malta (non-alcoholic malt-based product) began. In October 2021, the local production of the Sol brand started. In July 2024, “Andina Refajo” (a ready to drink mix of beer and soft drink) was launched sided by the soft drink “Colombiana” (owned by Postobón). In June 2025, launched the locally produced brand “Central”.

The described licenses are detailed as follows:

Main brands under license
Licenses	Validity Date (*)
Aberlour, Absolut, Ballantine's, Beefeater, Blender´s Pride, Borzoi, Chivas Regal, Cuvee MUMM, Dubonnet, Elyx, G.H. MUMM, Havana Club, Jameson, Kahlúa, Level, Long John, Longmorn, Malibu, Martell, Monkey 47, Mumm, Olmeca, Orloff, Passport, Pernod, Perrier-Jouёt, Ramazzotti, Ricard, Royale Salute, Sandeman, Scapa, Something Special, Strathisla, The Glenlivet, Wyborowa, 100 Pipers, in Chile (1)	June 2027
Amstel in Argentina (2)	Annual renewal for periods of 10 years
Amstel in Bolivia (2)	Annual renewal for periods of 10 years
Amstel in Uruguay (15)	In process
Amstel in Paraguay (1)	September 2027
Austral in Chile (4)	July 2026
Avena Quaker Extra Fino, Avena Tradicional Fortificada Ca-Fe-Zn, Barra Display Chispa Chocolate, Barra Display Frutilla, Barra Display Vainilla Toffe, Cheetos, Doritos Queso, Fandangos Presunto, Fandangos Queijo, Honey Graham, Honey Nut, Lays Clásicas, Harina de Avena Integral Py, Lays stax SCO, Lays stax Original, Tostitos, Stax Sal, Lay´s Ketchup, Stax Sco Casa, Lays Stax Cheddar, Lays Queso y Pimienta, Lays Ceb Car Lto, Cheetos Pali, Avena Quaker Fr, Granola Quaker Miel y Pasas, Granola Quaker Miel y Almendras, Avena Multisemilla II, Avena Multisemillas IV, Quaker Avena Instant, Avena Multisemillas I, Barra Display Manzana, Tostitos, Doritos DInamita FH and Lays TA FH in Paraguay (9)	October 2034
Blue Moon in Argentina (17)	December 2028
Blue Moon in Paraguay	April 2028
Coors in Chile (5)	December 2030
Crush y Canada Dry (Ginger Ale, Agua Tónica y Limón Soda) in Chile (6)	December 2028
Fernet Branca, Brancamenta, Punt E Mes, Borghetti, Carpano Rosso y Carpano Bianco in Chile	December 2029
Frugo in Chile	Indefinitely
Gatorade in Chile (7)	December 2043
Gatorlit in Chile (20)	June 2026
Gatorade in Paraguay (19)	March 2033
Grolsch in Argentina	April 2028
Heineken in Bolivia (8)	December 2029
Heineken in Chile (2)	Annual renewal for periods of 10 years
Heineken in Argentina (2)	Annual renewal for periods of 10 years
Heineken in Colombia (10)	February 2028
Heineken in Paraguay (1)	April 2026
Heineken in Uruguay (2)	Annual renewal for periods of 10 years
Mas in Uruguay (14)	November 2028
Miller in Argentina (22)	December 2026
Miller Lite and Miller Genuine Draft in Colombia (12)	December 2026
Miller in Uruguay (6)	July 2026
Nescafé and Starbucks (coffee drinks with milk and milk drinks with coffee) in Chile (8)	August 2035
Nestlé Pura Vida in Chile (6)	December 2027
Paulaner in Paraguay	April 2026
Patagonia in Chile	Indefinitely
Pepsi, Seven Up, Mirinda y H2OH! in Chile	December 2043
Pepsi, Pepsi Light, Pepsi Max, Pepsi Blue, Pepsi Black, 7up, 7up Free, Mirinda (Guaraná), Mirinda Free (Guaraná), Paso de los Toros, Paso de los Toros Free, Be Light and Aquafina in Paraguay (19)	March 2033
Polar Imperial in Chile	Indefinitely
Red Bull in Chile	Indefinitely
Red Bull in Paraguay	Indefinitely
Rockstar in Chile (16)	December 2043
Rockstar in Paraguay (19)	March 2033
Schin in Paraguay (15)	In process
Split in Paraguay (15)	In process
Sol in Argentina (2)	Annual renewal for periods of 10 years
Sol in Chile (2)	Annual renewal for periods of 10 years
Sol in Colombia (3)	February 2028
Sol in Paraguay (1)	December 2028
Té Lipton in Chile	December 2030
Tecate in Colombia (3)	February 2028

(*)	The expiration date is considered to be the last month of the contract term, whether it is the original term or the current renewal.

Main brands under license (continuation)
Licenses	Validity Date (*)
Villavicencio, Villa del Sur, Levite, Brio, Ser, We, Mate Power, Evian and Ser (powdered drink mix)	Indefinitely
Warsteiner in Argentina (13)	April 2028
Watt's in Uruguay (21)	June 2115
Watt's (nectars, fruit-based drinks and other) rigid packaging, except carton in Chile	Indefinitely
Watt's (juice) rigid packaging, except carton in Chile (18)	December 2028
Watt´s in Paraguay (11)	June 2026

(*)	The expiration date is considered to be the last month of the contract term, whether it is the original term or the current renewal.

(1)	Automatically renewable for successive periods of 3 years, unless notice of non-renewal is given.
(2)	License for 10 years, automatically renewable under the same conditions (Rolling Contract), each year for a period of 10 years, unless notice of non-renewal is given.
(3)	After the initial expiration date, the license is automatically renewed each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given. The contract will remain in effect as long as Heineken's license agreement for Colombia remains in effect.
(4)	Renewable for periods of 2 years, subject to compliance with the conditions set forth in the contract.
(5)	After the initial expiration date (December 31, 2025), the license is renewed for a period of 5 years, subject to compliance with the conditions set forth in the contract. Upon expiration of said renewal, the contract will be automatically renewed under identical conditions (Rolling Contract), each year for a period of 5 years, unless notice of non-renewal is given.
(6)	Renewable for periods of 5 years, subject to compliance with the conditions set forth in the contract.
(7)	Renewed for a period equal to the term of the Bebidas CCU-PepsiCo SpA. Shareholders' Agreement. On February 18, 2026, the Gatorlit brand is added to the license.
(8)	License for 10 years, automatically renewable for periods of 5 years, unless notice of non-renewal is given.
(9)	In force until October 13, 2034. However, in 2028, the licensor may terminate the contract in the event of non-compliance with certain conditions set forth therein.
(10)	After the initial expiration date (March 1, 2028), the license is automatically renewed each year for a period of 5 years (Rolling Contract), unless notice of non-renewal is given.
(11)	The sublicense is automatically renewed for 2 successive periods of 5 years each, subject to the terms and conditions set forth in the International Sublicense Agreement dated December 28, 2018, between Promarca Internacional Paraguay S.R.L. and Bebidas del Paraguay S.A.
(12)	Renewable for a period of 5 years, subject to compliance with the conditions set forth in the contract.
(13)	Prior to the expiration of the term, the parties shall negotiate its renewal for another 5 years.
(14)	Automatically renewable for successive periods of 10 years.
(15)	Distribution has begun, contract currently being negotiated.
(16)	As long as Bebidas CCU PepsiCo SpA. Shareholder’s Agreement remains in force.
(17)	Renewable for two additional periods of 5 years each, subject to compliance with the conditions set forth in the contract.
(18)	Automatically renewable for successive periods of 5 years each, unless notice of non-renewal is given.
(19)	After the initial expiration, the contract shall be renewed for a period of 4 years, unless notice of non-renewal is given.
(20)	In force until June 30, 2026.
(21)	After the initial term, the contract shall be automatically renewed for successive periods of 99 years.
(22)	After the initial expiration date (December 31, 2026), the license is renewed each year for periods of 10 years (Rolling Contract), subject to compliance with the conditions set forth in the contract.

C)	Direct and indirect significant subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries where the percentage of participation represents the economic interest at a consolidated level:

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage direct and indirect
				As of December 31, 2025			As of December 31, 2024
				Direct %	Indirect %	Total %	Total %
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	-	50.0917	50.0917	50.0917
Cervecera Guayacán SpA. (**) (6)	76,035,409-0	Chile	Chilean Pesos	-	-	-	30.0005
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	99.9602	0.0398	100.0000	100.0000
Cervecería Belga de la Patagonia SpA. (**) (14)	76,077,848-6	Chile	Chilean Pesos	-	-	-	25.5034
Cerveza Dolbek SpA. (**) (14)	76,648,057-8	Chile	Chilean Pesos	-	35.0013	35.0013	-
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	99.8516	0.1484	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	-	49.9888	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	99.9614	0.0386	100.0000	100.0000
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	-	99.9835	99.9835	99.9835
Inversiones Invex CCU Ltda. (11)	76,572,360-4	Chile	US Dollar	71.6364	28.3573	99.9937	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	-	49.9917	49.9917	49.9917
CCU Inversiones S.A. (9)	76,593,550-4	Chile	Chilean Pesos	99.0242	0.9534	99.9776	99.9776
Cerveza Guayacán SpA. (**) (6)	76,643,998-5	Chile	Chilean Pesos	-	40.0006	40.0006	-
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	-	80.0000	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	-	49.9917	49.9917	49.9917
D&D SpA. (**) (12)	76,920,876-3	Chile	Chilean Pesos	-	40.8106	40.8106	40.8106
La Barra S.A. (10)	77,148,606-1	Chile	Chilean Pesos	99.0000	1.0000	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	-	25.0458	25.0458	25.0458
Volcanes del Sur S.A.	77,622,887-7	Chile	Chilean Pesos	-	74.9503	74.9503	74.9503
CirCCUlar SpA. (5)	77,847,898-3	Chile	Chilean Pesos	-	99.9773	99.9773	99.9773
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	98.0000	2.0000	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	95.8904	4.1087	99.9991	99.9991
Millahue S.A. (7)	91,022,000-4	Chile	Chilean Pesos	99.9773	-	99.9773	99.9773
Viña San Pedro Tarapacá S.A. (*) (9)	91,041,000-8	Chile	Chilean Pesos	-	85.1506	85.1506	85.1506
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	-	50.5520	50.5520	50.5520
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	-	85.1506	85.1506	85.1506
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	-	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	99.8064	0.1936	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	98.8000	1.1835	99.9835	99.9835
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	50.0000	49.9888	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	46.0000	34.0000	80.0000	80.0000
Aguas de Origen S.A. (8)	0-E	Argentina	Argentine Pesos	-	50.0974	50.0974	50.0970
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	-	99.9949	99.9949	99.9940
Compañía Industrial Cervecera S.A. (4)	0-E	Argentina	Argentine Pesos	-	99.9960	99.9960	99.9953
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	-	85.1506	85.1506	85.1506
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	-	74.9984	74.9984	74.9981
Bebidas Bolivianas BBO S.A. (2)	0-E	Bolivia	Bolivians	-	51.0000	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited	0-E	China	Yuan	-	85.1506	85.1506	85.1506
International Spirits Investments USA LLC	0-E	United States	US Dollar	-	80.0000	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	-	85.1506	85.1506	85.1506
VSPT UK Ltd.	0-E	United Kingdom	Sterling Pound	-	85.1506	85.1506	85.1506
AV S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	51.0166	51.0166	51.0166
Bebidas del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	57.2157	57.2157	57.2157
Distribuidora del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	-	51.0024	51.0024	51.0024
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	-	49.9917	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	-	57.1536	57.1536	57.1536
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	-	100.0000	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

In addition to what is shown in the preceding table, the following are the percentages of participation with voting rights, in each of the subsidiaries. Each shareholder has one vote per share owned or represented. The percentage of participation with voting rights represents the sum of the direct participation and indirect participation through a subsidiary.

Subsidiary	Tax ID	Country of origin	Functional currency	Share percentage with voting rights
				As of December 31, 2025	As of December 31, 2024
				%	%
Aguas CCU-Nestlé Chile S.A.	76,007,212-5	Chile	Chilean Pesos	50.0917	50.0917
Cervecera Guayacán SpA. (**) (6)	76,035,409-0	Chile	Chilean Pesos	-	30.0005
CRECCU S.A. (13)	76,041,227-9	Chile	Chilean Pesos	100.0000	100.0000
Cervecería Belga de la Patagonia SpA. (**) (14)	76,077,848-6	Chile	Chilean Pesos	-	25.5034
Cerveza Dolbek SpA. (**) (14)	76,648,057-8	Chile	Chilean Pesos	35.0013	-
Inversiones Invex CCU Dos Ltda.	76,126,311-0	Chile	US Dollar	100.0000	100.0000
Bebidas CCU-PepsiCo SpA. (**)	76,337,371-1	Chile	Chilean Pesos	49.9888	49.9888
CCU Inversiones II SpA. (1)	76,349,531-0	Chile	US Dollar	100.0000	100.0000
Bebidas Carozzi CCU SpA. (**)	76,497,609-6	Chile	Chilean Pesos	49.9917	49.9917
Bebidas Ecusa SpA.	76,517,798-7	Chile	Chilean Pesos	99.9835	99.9835
Inversiones Invex CCU Ltda. (11)	76,572,360-4	Chile	US Dollar	99.9937	99.9925
Promarca Internacional SpA. (**)	76,574,762-7	Chile	US Dollar	49.9917	49.9917
CCU Inversiones S.A. (9)	76,593,550-4	Chile	Chilean Pesos	99.9776	99.9776
Cerveza Guayacán SpA. (**) (6)	76,643,998-5	Chile	Chilean Pesos	40.0006	-
Inversiones Internacionales SpA.	76,688,727-9	Chile	US Dollar	80.0000	80.0000
Promarca S.A. (**)	76,736,010-K	Chile	Chilean Pesos	49.9917	49.9917
D&D SpA. (**) (12)	76,920,876-3	Chile	Chilean Pesos	40.8106	40.8106
La Barra S.A. (10)	77,148,606-1	Chile	Chilean Pesos	100.0000	100.0000
Mahina SpA. (**)	77,248,551-4	Chile	Chilean Pesos	25.0458	25.0458
Volcanes del Sur S.A.	77,622,887-7	Chile	Chilean Pesos	74.9503	74.9503
CirCCUlar SpA. (5)	77,847,898-3	Chile	Chilean Pesos	99.9773	99.9773
Transportes CCU Ltda.	79,862,750-3	Chile	Chilean Pesos	100.0000	100.0000
Fábrica de Envases Plásticos S.A.	86,150,200-7	Chile	Chilean Pesos	99.9991	99.9991
Millahue S.A. (7)	91,022,000-4	Chile	Chilean Pesos	99.9773	99.9773
Viña San Pedro Tarapacá S.A. (*) (9)	91,041,000-8	Chile	Chilean Pesos	85.1506	85.1506
Manantial S.A.	96,711,590-8	Chile	Chilean Pesos	50.5520	50.5520
Viña Altaïr SpA.	96,969,180-9	Chile	Chilean Pesos	85.1506	85.1506
Cervecería Kunstmann S.A.	96,981,310-6	Chile	Chilean Pesos	50.0007	50.0007
Cervecera CCU Chile Ltda.	96,989,120-4	Chile	Chilean Pesos	100.0000	100.0000
Embotelladoras Chilenas Unidas S.A.	99,501,760-1	Chile	Chilean Pesos	99.9835	99.9835
Comercial CCU S.A.	99,554,560-8	Chile	Chilean Pesos	99.9888	99.9888
Compañía Pisquera de Chile S.A.	99,586,280-8	Chile	Chilean Pesos	80.0000	80.0000
Aguas de Origen S.A. (8)	0-E	Argentina	Argentine Pesos	50.0974	50.0970
Cía. Cervecerías Unidas Argentina S.A.	0-E	Argentina	Argentine Pesos	99.9949	99.9940
Compañía Industrial Cervecera S.A. (4)	0-E	Argentina	Argentine Pesos	99.9960	99.9953
Finca La Celia S.A.	0-E	Argentina	Argentine Pesos	85.1506	85.1506
Los Huemules S.R.L.	0-E	Argentina	Argentine Pesos	74.9984	74.9981
Bebidas Bolivianas BBO S.A. (2)	0-E	Bolivia	Bolivians	51.0000	51.0000
VSPT Winegroup (Shanghai) Limited	0-E	China	Yuan	85.1506	85.1506
International Spirits Investments USA LLC	0-E	United States	US Dollar	80.0000	80.0000
VSPT US LLC	0-E	United States	US Dollar	85.1506	85.1506
VSPT UK Ltd.	0-E	United Kingdom	Sterling Pound	85.1506	85.1506
AV S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	51.0166	51.0166
Bebidas del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	57.2157	57.2157
Distribuidora del Paraguay S.A. (3)	0-E	Paraguay	Paraguayan Guaranies	51.0024	51.0024
Promarca Internacional Paraguay S.R.L. (**)	0-E	Paraguay	Paraguayan Guaranies	49.9917	49.9917
Sajonia Brewing Company S.R.L.	0-E	Paraguay	Paraguayan Guaranies	57.1536	57.1536
Andrimar S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Marzurel S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000
Milotur S.A.	0-E	Uruguay	Uruguayan Pesos	100.0000	100.0000

(*)	Listed company in Chile.
(**)	Subsidiaries in which we have an interest of more or equal than 50% through one or more subsidiaries of the Company.

The main movements in the ownership of the subsidiaries included in these consolidated financial statements are the following:

(1) CCU Inversiones II SpA.

On January 26, 2024, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. for an amount of USD 41,775,000 (equivalent to ThCh$ 38,055,772), in which the Company had a 99.9602% interest and CCU Inversiones S.A. had a 0.0398% interest. The latter did not generate effects at the CCU S.A. consolidated level.

On December 12, 2025, the Company made a capital contribution to the subsidiary CCU Inversiones II SpA. for an amount of USD 11,000,000 (equivalent to ThCh$ 10,085,900), in which the Company reached a 99.9614% interest and CCU Inversiones S.A. reached a 0.0386% interest. The latter did not generate effects at the CCU S.A. consolidated level.

(2) Bebidas Bolivianas BBO S.A.

On January 25 and May 25, 2023, the subsidiary CCU Inversiones II SpA. made capital contributions to Bebidas Bolivianas BBO S.A. for USD 1,784,914 and USD 1,784,914 (equivalent to ThCh$ 1,437,659 and ThCh$ 1,444,049), respectively. Since the partners contributed in proportion to the current shareholding, the percentages of participation were maintained.

On February 21, April 29, July 12 and December 30, 2024, the subsidiary CCU Inversiones II SpA. made a capital contributions to Bebidas Bolivianas BBO S.A. for USD 1,019,971, USD 509,914, USD 1,087,508 and USD 495,052 (equivalent to ThCh$ 982,926, ThCh$ 483,235, ThCh$ 925,742 and ThCh$ 454,034), respectively. Since the partners participated in proportion to the current shareholding, the percentages of participation were maintained.

On March 13, 2025 the subsidiary CCU Inversiones II SpA. made a capital contribution to Bebidas Bolivianas BBO S.A. for USD 255,029 (equivalent to ThCh$ 237,758). Since the partners participated in proportion to the current shareholding, the percentages of participation were maintained.

(3) Bebidas del Paraguay S.A., Distribuidora del Paraguay S.A. and AV S.A.

On January 26, 2023, the Office of Foreign Assets Control (OFAC) of the United States Department of the Treasury announced sanctions against Mr. Horacio Cartes Jara, as of that date, shareholder of our subsidiaries Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. (the "Companies in Paraguay").

On March 1, 2023, Compañía Cervecerías Unidas S.A. through its subsidiary CCU Inversiones II SpA. signed a Private Agreement with the shareholders of the Companies in Paraguay, agreeing to:

i.	The acquisition of all of the shares held by Ms. Sarah Cartes Jara in the Companies in Paraguay, which purchase and sale took place on March 1, 2023, for a total amount of USD 4,001,920 (equivalent to ThCh$ 3,205,058), and CCU became the holder of a 55.0070% and 54.9640% of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. (generating an equity effect of ThCh$ 908,438), respectively; and

ii.	The acquisition by an unrelated third party of Mr. Cartes of all the shares owned by him, within the maximum term that expired on March 17, 2023 and subject to CCU agreeing with this third party certain amendments to the current shareholders' agreements of the Companies in Paraguay.

On March 16, 2023 having met the conditions set forth in the Private Agreement, Sudameris Bank S.A.E.C.A. (Sudameris) acquired all of Mr. Horacio Cartes Jara participation in the Companies in Paraguay, signing with CCU the respective Shareholders' Agreements, which include corporate governance clauses and other usual clauses for this type of contract, and a Put Option Agreement, for a total of USD 32,651,973 (present value of USD 31,745,078 equivalent to ThCh$ 25,949,059 at the date of signing the agreement and USD 32,555,031, equivalent to ThCh$ 28,554,669 as of December 31, 2023), with respect to the Companies in Paraguay (See Note 2 - Summary of material accounting policies, number 2.7 - Financial instruments - Option Contracts).

On February 20, 2024, pursuant to the provisions of the Put Option Agreement, CCU S.A., through its subsidiaries CCU Inversiones II SpA. and CCU Inversiones S.A., acquired all of the shares held by Sudameris Bank S.A.E.C.A. in Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A., for a value of USD 32,652,006 (equivalent to ThCh$ 31,549,348). Consequently, as from this date, the only shareholders of Bebidas del Paraguay S.A. and Distribuidora del Paraguay S.A. are CCU Inversiones II SpA. and CCU Inversiones S.A.

Since October 14, 2024, Compañía Cervecerías Unidas S.A., through its subsidiaries CCU Inversiones II SpA. and CCU Inversiones S.A., entered into binding and definitive association agreements with Vierci Group, which holds the license for PepsiCo's beverages and snacks distribution in Paraguay, through its companies AV S.A. and AJ S.A. Calidad Ante Todo.

According to these agreements contained in the masters contract, and once met all the conditions set in the mentioned contract, CCU became the owner of 51% of the shares of Bebidas del Paraguay S.A., Distribuidora del Paraguay S.A. and acquired AV S.A. in a 51% as well. The remaining 49% of the shares of these companies will remain in the hands of the Vierci Group.

At the closing date of these Financial Statements, not all the stipulations of the master agreement have yet been perfected; therefore, as of December 31, 2025, the Vierci Group's interest in Bebidas del Paraguay S.A. is 43% approximately.

The acquired business contributed revenues of ThCh$ 9,270,041 and net income of ThCh$ 108,368 for the period from October 14, to December 31, 2024.

See more information in Note 15 - Business combination, letter b).

For this business combination, the final fair values of the assets and liabilities for AV S.A. were determined as follows:

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	5,935,199
Inventories	5,053,629
Other current assets	819,009
Total current assets	11,807,837
Property, plant and equipment (net)	6,621,135
Intangible assets other than goodwill	12,264,118
Right of use assets	119,480
Total non-current assets	19,004,733
Total Assets	30,812,570
Current lease liabilities	59,618
Trade and other current payables	10,578,725
Other current liabilities	1,460,285
Total current liabilities	12,098,628
Non-current lease liabilities	59,862
Deferred tax liabilities	1,180,741
Total non-current liabilities	1,240,603
Total Liabilities	13,339,231
Net identifiable assets acquired	17,473,339
Non-controlling interests	(8,559,035)
Investment value	8,914,304
Consideration transferred	(18,860,580)
Cash flow obtained by business combination	17,112,779
Other reserves	(7,166,503)
-

As a result of the fair values indicated above, intangible assets have been generated, mainly Intangible and Property, plant and equipment, which are described in Note 17 - Intangible assets other than goodwill and Note 19 - Property, plant and equipment, respectively.

(4) Compañía Industrial Cervecera S.A. and Sáenz Briones y Cía. S.A.I.C.

On April 3, 2023, the Board of Directors of Compañía Industrial Cervecera S.A. approved a corporate reorganization process between Compañía Industrial Cervecera S.A. and Sáenz Briones y Cía. S.A.I.C., defining an effective date for the merger of these companies as of May 1, 2023. This did not have a significant impact on the consolidated financial statements.

The merge was registered on the Inspection of legal entities of Salta province on September 25, 2024 and on the General Inspection of Justice of Buenos Aires on November 11, 2024.

(5) CirCCUlar SpA.

On February 1, 2024, the Company, through its subsidiary Millahue S.A., incorporated CirCCUlar SpA. in Chile, with a capital of ThCh$ 10,000,000, divided into 10,000,000 ordinary and nominative shares, which as of today is fully paid. The corporate purpose of CirCCUlar SpA. is the manufacture, recycling and commercialization of all types of plastic products and supplies.

(6) Cervecera Guayacán SpA. and Cerveza Guayacán SpA.

On April 26, 2024, the subsidiary Cervecería Kunstmann S.A. made a capital contribution to Cervecera Guayacán SpA. in the amount of ThCh$ 84,131, in which the subsidiary Cervecería Kunstmann S.A. reached a 60.0002% interest which generated a positive equity effect at the Company's level of ThCh$ 31,300.

On October 23, 2025, was approved the split of subsidiary Cervecera Guayacán SpA. in two companies, remaining Cervecera Guayacán SpA. as the legal successor, which will retain its corporate name and legal personality, giving rise to Cerveza Guayacán SpA., which was constituted with equity of ThCh$ 54,166 and paid-in capital of ThCh$ 203,005.

On December 5, 2025, Cervecería Kunstmann S.A. made a capital contribution of ThCh$ 54,500, which was materialized by capitalizing part of the accounts receivable for Cerveza Guayacán SpA. reaching an 80% interest. This generated a negative effect on equity of ThCh$ 118.

On the same date, Cervecería Kunstmann S.A. gives Cerveza Guayacán SpA. an account receivable against Cervecera Guayacán SpA. amounting ThCh$ 632,015. The remaining payment to Cervecería Kunstmann S.A. amounts ThCh$ 632,015 that will be paid in 48 monthly installments with an annual interest of 3.77%.

On December 9, 2025, a capital reduction was agreed of Cervecera Guayacán SpA. equivalent to 196,154 shares owned by Cervecería Kunstmann S.A. equivalent to UF 17,516.28 (ThCh$ 695,548). Subsequently, on the same date Cervecera Guayacán SpA. agrees to pay Cervecería Kunstmann S.A., for this sales of shares the total amount of UF 5,849.62 equivalent to ThCh$ 217,985, that will be paid in cash within 90 days from the date of the contract and the remaining UF 12,026.66 equivalent to ThCh$ 477,563 will be paid in 10 annual installments from the date of the contract. This generated a negative effect on the equity of ThCh$ 88,743 due to the society’s exit from the Group.

Finally, on the same date, Cerveza Guayacán SpA. acquire the brands “Guayacán” and “Guayacán la Cerveza del Valle del Elqui” amounting M$ 1,303, which is going to be paid within 90 days from the date of the contract amounting ThCh$ 670,985 in cash and through the compensation of the account given against Cervecera Guayacán SpA. previously described amounting ThCh$ 632,015.

(7) Millahue S.A.

At an Extraordinary Shareholder’s meeting held on August 29, 2024, it was approved to increase the capital stock of Millahue S.A. by ThCh$ 7,002,652 through the issuance of 17,142,310 nominative shares.

On September 4, 2024, the Company paid the capital contribution of ThCh$ 7,000,000, corresponding to its 99.9621% ownership in Millahue S.A.

As determined in the same Extraordinary Shareholder's meeting, the preferential subscription period expired 30 calendar days from the date of the deed, therefore, as of December 31, 2024, the Company holds a 99.9773% ownership stake.

(8) Aguas de Origen S.A.

On May 28, 2024, CCU Argentina S.A. notified Holding Internationale de Boissons S.A.S. of the exercise of the stock purchase option contained in the shareholders' agreement, which allowed CCU Argentina S.A. to acquire 8,471,349 shares equivalent to the 0.1% of the outstanding shares of the former joint venture Aguas de Origen S.A. Aguas de Origen S.A. was considered a joint venture until June 30, 2024 through its subsidiary CCU Argentina S.A.

During July 2024, Holding Internationale de Boissons S.A.S. accepted the exercise of the aforementioned option.

On July 1, 2024, CCU Argentina S.A. exercised the option for an amount of ThCh$ 47,217, reaching a participation of 50.1% of Aguas de Origen S.A.

The acquired business contributed revenues of ThCh$ 87,643,707 and net loss of ThCh$ 2,894,151 for the period from July 1, to December 31, 2024.

For this business combination by stages, the final fair values of assets and liabilities were determined, wich are the followings:

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	13,502,497
Inventories	11,903,064
Other current assets	2,293,374
Total current assets	27,698,935
Property, plant and equipment (net)	8,046,721
Intangible assets other than goodwill	25,481,126
Deferred tax assets	1,545,351
Total non-current assets	35,073,198
Total Assets	62,772,133
Others financial liabilities	8,351,355
Trade and other current payables	27,255,032
Other current liabilities	1,030,235
Total current liabilities	36,636,622
Other non- current provisions	1,691,168
Total non-current liabilities	1,691,168
Total Liabilities	38,327,790
Net identifiable assets acquired	24,444,343
Non-controlling interests	(12,197,727)
Investment value	12,246,616
Goodwill	5,557,026
Investment at fair value previously held	(15,128,327)
Gain for business combination by stages	(2,628,098)
Cash flow used to obtain control of subsidiary	(47,217)
-

As consequence of the fair values indicated above, mainly Intangible assets, Goodwill and Property, plant and equipment were generated, which are disclosed in Note 17 - Intangible assets other than goodwill, Note 18 - Goodwill and Note 19 - Property, plant and equipment, respectively.

(9) CCU Inversiones S.A. and Viña San Pedro Tarapacá S.A.

On November 21, 2024, the subsidiary CCU Inversiones S.A. acquired an additional 0.4682% of the subsidiary Viña San Pedro Tarapacá S.A. for ThCh$ 711,155, equivalent to 187,146,096 shares, reaching a direct participation of 85.1697% (indirect interest of 85.1506%), which generated a positive effect on the Company’s equity of ThCh$ 681,186.

(10) La Barra S.A.

On June, 2025, the Company and its subsidiary Cervecera CCU Chile Ltda. made a capital contribution of ThCh$ 3,762,000 reaching a direct participation of 99.0000% and ThCh$ 38,000, reaching a direct participation of 1.0000% to the subsidiary La Barra S.A., respectively. This did not have a significant impact on the consolidated financial statements of CCU.

(11) Inversiones Invex CCU Ltda.

On October 8, 2025 the Company made a capital contribution to the subsidiary Inversiones Invex CCU Ltda. in the amount of USD 34,000,000 (equivalent to ThCh$ 32,694,740), in which the Company reached a 71.6364% interest and CCU Inversiones S.A. reached a 28.3636% interest. The latter did not generate effects at the CCU S.A. consolidated level.

(12) D&D SpA.

On January 20, 2023, the subsidiary Compañía Pisquera de Chile S.A. completed the acquisition of a 51.0132% interest in D&D SpA. (company owner of, among others assets, the Pizka brand), a joint stock company engaged in the frozen cocktail business, whose main product is packaged pisco sour. Its main products are manufactured in the production plant located in the district of Quilicura, in the city of Santiago, Chile.

Since the date of this acquisition and until December 31, 2023, D&D SpA. contributed a net income of ThCh$ 662,355.

For this business combination, the final fair values of assets and liabilities were determined as follows:

Assets and Liabilities	Fair Value
ThCh$
Trade and other current receivables	404,882
Inventories	300,055
Other current assets	287,574
Total current assets	992,511
Property, plant and equipment (net)	607,977
Intangible assets other than goodwill	1,962,891
Right of use assets	26,767
Total non-current assets	2,597,635
Total Assets	3,590,146
Current lease liabilities	26,767
Trade and other current payables	602,887
Other current liabilities	97,542
Total current liabilities	727,196
Non-current lease liabilities	100,755
Deferred tax liabilities	536,201
Total non-current liabilities	636,956
Total Liabilities	1,364,152
Net identifiable assets acquired	2,225,994
Non-controlling interests	(1,090,587)
Goodwill	2,100,677
Investment value	3,236,084

As a result of the fair values indicated above, intangible assets and goodwill have been generated, which are disclosed in Intangible and Goodwill, which are described in Note 17 - Intangible assets other than goodwill and Note 18 - Goodwill, respectively.

(13) CRECCU S.A.

On January 9, 2023, at the Extraordinary Shareholders' Meeting of the subsidiary CRECCU S.A., it was agreed to reduce capital by ThCh$ 1,500,000, which was returned to the shareholders, this is, to the Company and the subsidiary CCU Inversiones S.A. in proportion to their participation.

(14) Cervecería Belga de la Patagonia SpA. and Cerveza Dolbek SpA.

On December 11, 2025, an agreement of change the legal nature of the subsidiary, changing it to a join-stock company under the name of Cervecería Belga de la Patagonia SpA.

On the same date, was approved the split of the subsidiary Cervecería Belga de la Patagonia SpA. in two companies, remaining this subsidiary as the legal successor, which will retain its corporate name and legal personality, giving rise to the subsidiary Cerveza Dolbek SpA., which was constituted with equity of ThCh$ 7,600 and paid-in capital of ThCh$ 1,583.

On December 26, 2025, Cervecería Kunstmann S.A. acquires 5,041 shares of Cerveza Dolbek SpA. equivalent to 19% of interest, for an amount of UF 11,062.9 equivalent to ThCh$ 439,294 will be paid in cash within 90 days from the date of the contract and an amount equivalent to ThCh$ 571,000 equivalent to 14% of dividens paid annualy for a period of 10 years, this generated an effect on equity of ThCh$ 721.

On December 30, 2025 a capital reduction was agreed of Cervecería Belga de la Patagonia SpA., whereby Cervecería Kunstmann S.A. withdrew from the company. This generated an account receivable to Cervecería Belga de la Patagonia SpA. amounting ThCh$ 599,828 and a negative effect on equity of ThCh$ 14,728.

Joint operations:

The joint arrangements that qualify as joint operations are as follows:

(a) Promarca S.A.

Promarca S.A. is a closed stock company whose main activity is the acquisition, development and administration of trademarks and their corresponding licensing to their operators.

On December 31, 2025, Promarca S.A. recorded a net income of ThCh$ 7,150,007 (ThCh$ 7,102,269 as of 2024 and ThCh$ 6,490,044 as of 2023) which in accordance with the Company’s policies is 100% distributable.

(b) Bebidas CCU-Pepsico SpA. (“BCP”)

The line of business of this company is manufacture, produce, process, transform, transport, import, export, purchase, sell and in general market all types of concentrates.

On December 31, 2025, BCP recorded a net income of ThCh$ 5,885,074 (ThCh$ 4,766,081 as of 2024 and ThCh$ 5,628,818 as of 2023) which in accordance with the Company’s policies is 100% distributable.

(c) Bebidas Carozzi CCU SpA. (“BCCCU”)

The purpose of this company is the production, marketing and distribution of instant powder drinks in the national territory.

As of December 31, 2025, BCCCU recorded a net income of ThCh$ 696,464 (ThCh$ 652,159 as of 2024 and ThCh$ 769,486 as of 2023) which in accordance with the Company’s policies is 100% distributable.

The companies mentioned above, meet the conditions stipulated in IFRS 11 to be considered "joint operations", since the primary assets in both entities are trademarks, the contractual arrangements establishes that the parties to the joint arrangement share all interests in the assets relating to the arrangement in a specified proportion and their income is 100% from royalties charged to the joint operators for the sale of products using these trademarks.